Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 205,740,000.00
Previously Paid Amount	0.00
Total Fee Amount	30,367.22
Total Offset Amount	$ 0.00
Narrative Disclosure	(1) The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended, or the Act. In accordance with Rules 456(b) and 457(r) under the Act, the registrants initially deferred payment of all of the registration fee for Registration Statement Nos. 333-281244 and 333-281244-01.
Net Fee	$ 30,367.22
Narrative - Max Aggregate Offering Price	$ 205,742,000.00
Final Prospectus	true